Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
a. Research and development expenses:
Research and development expenses	$ 649	$ 1,639	$ 2,710
b. General and administrative expenses:
General and administrative expenses	1,902	2,469	4,371
c. Other expenses:
Other expenses, net	742		160
Net change in fair value of financial liabilities designated at fair value through profit or loss	(630)	(292)	(468)
Exchange rate differences, net		(2)	(303)
Finance income from the convertible loan		(11)	(35)
Intercompany finance income			(22)
Finance income:	(630)	(305)	(828)
e. Finance expenses:
Finance expenses due to the convertible debentures		536	112
Issue expenses related to convertible component and warrants	835	108
Exchange rate differences, net	12
Interest expense in respect of leases	7	19
Finance expenses from interest and commissions	18	13	9
Finance expenses	872	676	121
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses	322	435	667
b. General and administrative expenses:
General and administrative expenses	237	382	761
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses	69	165	109
b. General and administrative expenses:
General and administrative expenses	22	388	495
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses	119	437	595
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses	139	277	593
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses		240	692
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses		85	54
Professional and directors’ fees [Member]
b. General and administrative expenses:
General and administrative expenses	1,283	1,065	1,154
Business development expenses [Member]
b. General and administrative expenses:
General and administrative expenses	58	387	1,323
Regulatory expenses [Member]
b. General and administrative expenses:
General and administrative expenses	98	112	72
Office maintenance, rent and other expenses [Member]
b. General and administrative expenses:
General and administrative expenses	182	72	198
Investor relations and business expenses [Member]
b. General and administrative expenses:
General and administrative expenses	22	63	368
Impairment of goodwill [Member]
c. Other expenses:
Other expenses, net			160
Capital loss from sale of property and equipment [Member]
c. Other expenses:
Other expenses, net	$ 742